Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Jan. 01, 2023	Dec. 31, 2022	Sep. 30, 2022
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,553,253		€ 1,273,787
Trade accounts and other receivables from unrelated parties	3,662,142		3,574,270
Property, plant and equipment	3,938,156		4,152,682
Right-of-use assets	3,947,316		4,187,126
Intangible assets	1,406,606		1,518,677
Goodwill	15,407,279	€ 15,791,181	15,791,181
Total assets	35,634,696		35,754,114	€ 38,406,435
Total liabilities	20,200,128		€ 20,304,935
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	21,106
Trade accounts and other receivables from unrelated parties	31,724
Property, plant and equipment	17,278
Right-of-use assets	27,603
Intangible assets	1,934
Goodwill	328,082
Other	8,784
Total assets	436,511
Lease liabilities	29,878
Provisions and other liabilities	35,143
Total liabilities	65,021
Accumulated foreign currency translation gains/losses recognized in other comprehensive income	€ 849